Average Annual Total Returns (Vanguard Materials Index Fund ETF)	Vanguard Materials Index Fund Vanguard Materials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Materials Index Fund Vanguard Materials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Materials Index Fund Vanguard Materials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Materials Index Fund Vanguard Materials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Materials Vanguard Materials Index Fund Vanguard Materials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Materials 25 50 Vanguard Materials Index Fund Vanguard Materials Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Materials 25 50 Vanguard Materials Index Fund Vanguard Materials Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.92%	24.37%	14.54%	24.88%	24.99%	24.99%	24.99%
Five Years	20.12%	19.74%	16.53%	20.11%	20.29%	none	20.29%
Since Inception	9.80%	9.46%	8.11%	9.80%	9.93%		9.93%